Stock-based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Shares
Options outstanding, beginning of period (in shares)	4,813,262
Granted (in shares)	2,250,617
Exercised (in shares)	(188,278)
Forfeited (in shares)	(164,409)
Options outstanding, end of period (in shares)	6,711,192	4,813,262
Number of shares, vested and exercisable (in shares)	4,642,546
Number of shares, vested and expected to vest (in shares)	6,711,192
Weighted Average Exercise Price Per Share
Options outstanding, beginning of period (in dollars per share)	$ 6.04
Granted (in dollars per share)	10.25
Exercised (in dollars per share)	2.98
Forfeited (in dollars per share)	8.47
Options outstanding, end of period (in dollars per share)	7.48	$ 6.04
Weighted average exercise price, vested and exercisable (in dollars per share)	6.28
Weighted average exercise price, vested and expected to vest (in dollars per share)	$ 7.48
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Weighted average remaining contractual term, outstanding (in years)	5 years 3 months 18 days	6 years 7 months 6 days
Weighted average remaining contractual term, vested and exercisable (in years)	3 years 7 months 6 days
Weighted average remaining contractual term, vested and expected to vest (in years)	5 years 3 months 18 days
Aggregate intrinsic value, outstanding	$ 8,276	$ 20,422
Aggregate intrinsic value, vested and exercisable	8,276
Aggregate intrinsic value, vested and expected to vest	$ 8,276